John Hancock Global Climate Action Fund Expense Example - Class A C R6 [Member] - John Hancock Global Climate Action Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 616
Expense Example, with Redemption, 3 Years	1,423
Expense Example, with Redemption, 5 Years	2,244
Expense Example, with Redemption, 10 Years	4,368
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	1,189
Expense Example, with Redemption, 5 Years	2,184
Expense Example, with Redemption, 10 Years	4,539
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	865
Expense Example, with Redemption, 5 Years	1,664
Expense Example, with Redemption, 10 Years	$ 3,756